INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Pretax Income (loss)	$ 380,838	$ (4,622,297)	$ (2,101,886)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory tax rate	$ 102,826	$ (1,248,020)	$ (567,509)
Items not deductible for income tax purposes	17,271	413,516	263,791
Under provision of taxes in prior years	(100,730)	63,706	(174,600)
Change in timing differences	(12,621)	79,743	242,678
Impact of foreign exchange on tax assets and liabilities	(20,958)	59,914	(18,970)
Investment Credits (SRED)	(160,902)	0	0
Unused tax losses and tax offsets not recognized	86,755	847,064	399,572
Income tax expense (recovery)	(88,359)	215,923	144,962
Texas margin tax and branch tax	21,800	20,530	25,513
Income tax expense (recovery)	$ (66,559)	$ 236,453	$ 170,475